Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2018	2017

Weighted-average common shares issued	3,616,119	3,415,115

Average treasury stock shares	(386,165)	(386,165)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	3,229,954	3,028,950

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	13,953	23,635

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	3,243,907	3,052,585